OTHER EXPENSE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Interest expense to related parties (see Note 11)	$ (2,746)	$ (2,875)	$ (4,171)
Interest expense and other bank charges	(1,261)	(1,073)	(1,430)
Interest income		170	116
Foreign currency gain (loss)	417	(2,450)	1,005
Other expense (expense)	4	56	(21)
Total other expense, net	$ (3,586)	$ (6,172)	$ (4,501)